Commitments: - Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases
2019	$ 3,730,000
2020	1,413,000
2021	798,000
2022	608,000
2023	386,000
Thereafter	1,157,000
Rental expenses	$ 4,562,000	$ 4,919,000	$ 4,456,000